Shareholders’ equity (Details Narrative) $ in Thousands	Sep. 29, 2025 HKD ($) shares	Sep. 30, 2022 HKD ($) shares	Jun. 30, 2026 $ / shares shares	Dec. 31, 2025 $ / shares shares	Sep. 29, 2025 $ / shares shares	Sep. 30, 2022 $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares, value | $	$ 30,300	$ 30,300
Issuance of shares	303,000,000	303,000,000
Common stock, shares authorized					300,000,000	300,000,000
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001
Preferred stock, par value | $ / shares					$ 0.0001	$ 0.0001
Common stock, shares issued					3,062,500
Luxury Max Investments Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued					8,000,000
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares, value | $	$ 30,300
Issuance of shares	303,000,000
Common stock, shares authorized			285,000,000	285,000,000	281,937,500
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued			3,062,500	3,062,500	3,062,500
Unissued ordinary shares					281,937,500
Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			18,000,000	18,000,000	7,000,000
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized					3,000,000
Preferred stock, par value | $ / shares					$ 0.0001
Common stock, shares issued			8,000,000	8,000,000
Unissued ordinary shares					7,000,000
Unissued preferred shares					3,000,000
Common Class B [Member] | Luxury Max Investments Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized					8,000,000
Common stock, par value | $ / shares					$ 0.0001
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized					3,000,000	3,000,000
Common Stock [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized					285,000,000
Common stock, par value | $ / shares					$ 0.0001
Common Stock [Member] | Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized					18,000,000
Common stock, par value | $ / shares					$ 0.0001